Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Auditor's remuneration Abstract
Statutory auditor's fees	€ 1,270,800	€ 1,063,900
Audit-related fees	14,000	17,200
Other fees related to non-audit services	148,700	88,900
Other fees related to non-audit services executed by persons related to the statutory auditor	0	0
Tax fees	€ 15,100	€ 49,500